Condensed Consolidated Interim Statements of Changes in Equity (unaudited) - CAD ($)	Issued capital	Reserves	Deficit	Accumulated other comprehensive income	Total
Beginning balance, value at Jun. 30, 2021	$ 122,996,406	$ 19,563,420	$ (68,617,507)	$ (2,398,853)	$ 71,543,466
Beginning balance, in shares at Jun. 30, 2021	141,166,203
Share-based payment		1,115,134			1,115,134
Share issuance costs	$ (187,296)				(187,296)
Warrants exercised	$ 3,162,316				3,162,316
Warrants exercised (in shares)	3,031,281
Stock options exercised	$ 1,089,951	(685,490)			404,461
Stock options exercised (in shares)	395,509
Net loss for the period			(9,358,988)		(9,358,988)
Currency translation differences for foreign operations				1,190,905	1,190,905
Ending balance, value at Sep. 30, 2021	$ 127,061,377	19,993,064	(77,976,495)	(1,207,948)	67,869,998
Ending balance, in shares at Sep. 30, 2021	144,592,993
Beginning balance, value at Jun. 30, 2022	$ 262,046,589	21,945,204	(106,717,819)	(745,716)	176,528,258
Beginning balance, in shares at Jun. 30, 2022	166,402,197
Share-based payment		790,478			790,478
Stock options exercised	$ 212,603	(100,104)			112,499
Stock options exercised (in shares)	150,000
Net loss for the period			(1,558,454)		(1,558,454)
Currency translation differences for foreign operations				3,616,520	3,616,520
Ending balance, value at Sep. 30, 2022	$ 262,259,192	$ 22,635,578	$ (108,276,273)	$ 2,870,804	$ 179,489,301
Ending balance, in shares at Sep. 30, 2022	166,552,197